RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of Amount Due From/To Related Parties-Trading
(a)	Details of outstanding balances with the Group's related parties as of December 31, 2012 and 2013 were as follows:

Amount due from related parties-trading:

		As of December 31,
Name of related parties	Relationship	2012	2013

BEMC	Equity method investment of the Group	$1,310	$187
		$1,310	$187

The amount due from BEMC represents the uncollected advertising revenues earned from BEMC as of December 31, 2012 and 2013, respectively.

Amount due to related parties-trading:

		As of December 31,
Name of related parties	Relationship	2012	2013

BEMC	Equity method investment of the Group	$447	$-
		$447	$-

The amount due to BEMC represents the deposits received for publishing advertisement, which has been paid back as of December 31, 2013.

Schedule of Advertising Revenue Earned
(b)	Details of related party transactions occurred for the years ended December 31, 2011, 2012 and 2013 were as follows:

Advertising revenues earned from:

		For the years ended December 31
Name of related parties	Relationship	2011	2012	2013

BEMC	Equity method investment of the Group	$179	$1,852	$681
Zhangshangtong	Cost method investment of the Group	27	-	-
		$206	$1,852	$681